Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following table summarizes basic and diluted earnings per share (EPS). Basic EPS excludes all potentially dilutive securities and is computed by dividing net income attributable to Crown Holdings by the weighted average number of common shares outstanding during the period. Diluted EPS includes the effect of stock options and restricted stock as calculated under the treasury stock method.

	2017	2016	2015
Net income attributable to Crown Holdings	$323	$496	$393
Weighted average shares outstanding (in millions):
Basic	135.29	138.53	137.94
Add: dilutive stock options and restricted stock	0.32	0.78	1.20
Diluted	135.61	139.31	139.14
Basic EPS	$2.39	$3.58	$2.85
Diluted EPS	$2.38	$3.56	$2.82

Contingently issuable shares excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive	—	0.5	0.1

For purposes of calculating assumed proceeds under the treasury stock method when determining the diluted weighted average shares outstanding, in 2016 and 2015 the Company excluded the impact of windfall tax benefits unless the deduction reduced cash taxes payable.